Governmental Loans - Summary of Details in Tabular Form of Governmental Loans (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	$ 85.2	$ 86.4
Current portion of governmental loans	10.0	0.0
Governmental loans current and non current	95.2	86.4
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	33.4	39.7
MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	41.9	38.7
Federal SIF Agreement Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	8.8	8.0
Federal SIF Agreement Loan Due January One Two Thousand And Thirty [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	$ 1.1	$ 0.0